Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of estimated useful lives

	2022	2021
Buildings and improvements	3.03	2.92
Machinery, equipment and installations	7.32	6.74
Furniture and fixtures	10.06	10.06
IT equipment	21.03	21.18
Lab equipment	9.59	9.53
Security equipment	10.50	10.04
Vehicles	19.51	18.82
Other	18.09	17.05

Schedule of reconciliation of carrying amount

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost	683,031	8,281,424	53,401,832	4,389,105	2,038,666	68,794,058
Accumulated depreciation and amortization	-	(3,159,185)	(28,268,867)	-	(1,436,857)	(32,864,909)
Balance as of December 31, 2020	683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149

Acquisitions	-	338	160,297	3,388,078	3,421	3,552,134
Capitalized financial charges	-	-	-	192,207	-	192,207
Foreign currency translation adjustment
Cost	17,046	287,866	1,118,655	74,428	23,859	1,521,854
Depreciation	-	(88,406)	(313,267)	-	(16,760)	(418,433)
Transfers by concluded projects	244	13,965	3,207,833	(3,412,665)	190,623	-
Transfers to inventory	-	-	-	(16,838)	-	(16,838)
Transfers to intangible	-	31,495	(11,673)	(73,397)	(11,847)	(65,422)
Disposals
Cost	(10,856)	9,723	(353,274)	(91,485)	(41,066)	(486,958)
Depreciation	-	168	387,005	-	9,206	396,379
Depreciation	-	(195,900)	(3,038,176)	-	(143,164)	(3,377,241)
Transfers to "non-current assets held for sale"	(1,701)	-	(2)	-	2	(1,701)
Transfers Others	-		118,629	(40,095)	(78,534)
Net book value	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130
Cost	687,764	8,591,020	57,535,343	4,449,433	2,215,503	73,479,063
Accumulated depreciation	-	(3,409,532)	(31,126,351)	(40,095)	(1,677,954)	(36,253,933)
Balance as of December 31, 2021	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130

Acquisitions	-	1,709	296,719	4,643,953	7,603	4,949,985
Additions through acquisition of ER Plastics	-	20,868	56,288	-	362	77,518
Capitalized financial charges	-	-	-	203,135	-	203,135
Foreign currency translation adjustment						-
Cost	(19,916)	(173,496)	(941,271)	(38,966)	(28,592)	(1,202,241)
Depreciation	-	51,263	285,016	-	20,269	356,548
Transfers by concluded projects	-	86,609	2,688,220	(2,915,496)	140,667	–
Transfers to intangible	-	-	-	(13,597)	-	(13,597)
Disposals						-
Cost	(3)	(7)	(926,944)	(20,665)	(16,689)	(964,308)
Depreciation	-	-	815,220	-	13,715	828,934
Depreciation	-	(203,358)	(3,347,376)	-	(147,074)	(3,697,809)
Net book value	667,845	4,965,077	25,334,863	6,267,702	527,809	37,763,295
Cost	667,845	8,526,704	58,708,355	6,307,797	2,318,854	76,529,554
Accumulated depreciation	-	(3,561,627)	(33,373,492)	(40,095)	(1,791,045)	(38,766,259)
Balance as of December 31, 2022	667,845	4,965,077	25,334,863	6,267,702	527,809	37,763,295

(i)	As of December 31, 2022, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$2,343,313 (2021: R$1,473,396), capitalized financial charges in the amount of R$365,374 (2021: R$237,519), inventories of spare parts in the amount of R$566,873 (2021: R$534,875), strategic projects ongoing in Brazil in the amount of R$713,813 (2021: R$351,657) and in Braskem America in the amount of R$126,055 (2021: R$136,342). The remainder corresponds mainly to projects for maintaining the production capacity of plants.

Schedule of property plant and equipment by country

	2022	2021

Brazil	17,204,824	15,867,387
Mexico	13,444,279	13,714,543
United States of America	6,729,469	7,281,077
Germany	294,612	356,288
Netherland	89,841	5,691
Other	270	144
	37,763,295	37,225,130